Share-based payments - Summary of Changes on Fair Value Per Employee Stock Option Granted (Details) - kr / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%			kr (51.40)
Share price increase 10%			66.90
Volatility decrease 2%			(7.70)
Volatility increase 2%			7.70
Expected life decrease 6 months			(43.60)
Expected life increase 6 months			kr 31.00
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%	kr (0.68)	kr (1.16)
Share price increase 10%	0.73	1.23
Volatility decrease 2%	(0.18)	(0.31)
Volatility increase 2%	0.18	0.31
Expected life decrease 6 months	(0.14)	(0.26)
Expected life increase 6 months	kr 0.14	kr 0.26